ACQUISITION (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 CAD ($) shares
Goldrush Resources Ltd. [Member]
Statement [Line Items]
Acquisition 1	0.0714
Clifton Star Resources Inc. [Member]
Statement [Line Items]
Acquisition 1	1
Acquisition 2	100.00%
Acquisition 3	10.00%
Pitt Gold Property [Member]
Statement [Line Items]
Acquisition 1 | $	$ 2,047,786
Acquisition 2	2,535,293
Acquisition 3 | $	$ 250,000
Cameron Gold Project [Member]
Statement [Line Items]
Acquisition 1	32,260,836
Tamaka Gold Corporation [Member]
Statement [Line Items]
Acquisition 1	92,475,689